Popular, Inc. (Holding only) (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Statement of Financial Condition

	At December 31, 2015
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$24,298	$600	$363,620	$(24,844)	$363,674
Money market investments	262,204	23,931	2,179,887	(285,930)	2,180,092
Trading account securities, at fair value	2,020	-	69,639	-	71,659
Investment securities available-for-sale, at
fair value	216	-	6,062,776	-	6,062,992
Investment securities held-to-maturity, at
amortized cost	-	-	100,903	-	100,903
Other investment securities, at lower of cost
or realizable value	9,850	4,492	157,906	-	172,248
Investment in subsidiaries	5,539,325	1,789,512	-	(7,328,837)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	137,000	-	137,000
Loans held-in-portfolio:
Loans not covered under loss-sharing
agreements with the FDIC	1,176	-	22,452,637	-	22,453,813
Loans covered under loss-sharing
agreements with the FDIC	-	-	646,115	-	646,115
Less - Unearned income	-	-	107,698	-	107,698
Allowance for loan losses	3	-	537,108	-	537,111
Total loans held-in-portfolio, net	1,173	-	22,453,946	-	22,455,119
FDIC loss share-asset	-	-	310,221	-	310,221
Premises and equipment, net	2,823	-	499,788	-	502,611
Other real estate not covered under loss-
sharing agreements with the FDIC	532	-	154,699	-	155,231
Other real estate covered under loss-
sharing agreements with the FDIC	-	-	36,685	-	36,685
Accrued income receivable	85	115	124,070	(36)	124,234
Mortgage servicing assets, at fair value	-	-	211,405	-	211,405
Other assets	62,204	24,101	2,132,616	(17,958)	2,200,963
Goodwill	-	-	626,388	-	626,388
Other intangible assets	554	-	57,555	-	58,109
Total assets	$5,905,284	$1,842,751	$35,679,104	$(7,657,605)	$35,769,534
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$6,426,359	$(24,844)	$6,401,515
Interest bearing	-	-	21,094,138	(285,930)	20,808,208
Total deposits	-	-	27,520,497	(310,774)	27,209,723
Federal funds purchased and assets
sold under agreements to repurchase	-	-	762,145	-	762,145
Other short-term borrowings	-	-	1,200	-	1,200
Notes payable	740,812	148,988	780,509	-	1,670,309
Other liabilities	59,148	6,659	971,429	(18,218)	1,019,018
Liabilities from discontinued operations	-	-	1,815	-	1,815
Total liabilities	799,960	155,647	30,037,595	(328,992)	30,664,210
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,038	2	56,307	(56,309)	1,038
Surplus	4,220,629	4,111,208	5,712,635	(9,815,316)	4,229,156
Retained earnings (accumulated deficit)	1,096,484	(2,416,251)	128,459	2,279,265	1,087,957
Treasury stock, at cost	(6,101)	-	-	-	(6,101)
Accumulated other comprehensive loss,
net of tax	(256,886)	(7,855)	(255,892)	263,747	(256,886)
Total stockholders' equity	5,105,324	1,687,104	5,641,509	(7,328,613)	5,105,324
Total liabilities and stockholders' equity	$5,905,284	$1,842,751	$35,679,104	$(7,657,605)	$35,769,534

Condensed Consolidating Statement of Financial Condition

	At December 31, 2014
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$20,448	$608	$380,890	$(20,851)	$381,095
Money market investments	19,747	357	1,803,639	(1,357)	1,822,386
Trading account securities, at fair value	1,640	-	136,887	-	138,527
Investment securities available-for-sale, at
fair value	231	-	5,314,928	-	5,315,159
Investment securities held-to-maturity, at
amortized cost	-	-	103,170	-	103,170
Other investment securities, at lower of cost
or realizable value	9,850	4,492	147,564	-	161,906
Investment in subsidiaries	4,878,866	1,353,616	-	(6,232,482)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	106,104	-	106,104
Loans held-in-portfolio:
Loans not covered under loss-sharing
agreements with the FDIC	55,486	-	19,496,569	(53,769)	19,498,286
Loans covered under loss-sharing
agreements with the FDIC	-	-	2,542,662	-	2,542,662
Less - Unearned income	-	-	93,835	-	93,835
Allowance for loan losses	41	-	601,751	-	601,792
Total loans held-in-portfolio, net	55,445	-	21,343,645	(53,769)	21,345,321
FDIC loss-share asset	-	-	542,454	-	542,454
Premises and equipment, net	2,512	-	492,069	-	494,581
Other real estate not covered under loss-
sharing agreements with the FDIC	90	-	135,410	-	135,500
Other real estate covered under loss-
sharing agreements with the FDIC	-	-	130,266	-	130,266
Accrued income receivable	75	112	121,657	(26)	121,818
Mortgage servicing assets, at fair value	-	-	148,694	-	148,694
Other assets	67,962	26,514	1,570,094	(18,127)	1,646,443
Goodwill	-	-	465,677	(1)	465,676
Other intangible assets	555	-	37,040	-	37,595
Total assets	$5,057,421	$1,385,699	$32,980,188	$(6,326,613)	$33,096,695
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,804,599	$(20,851)	$5,783,748
Interest bearing	-	-	19,025,144	(1,357)	19,023,787
Total deposits	-	-	24,829,743	(22,208)	24,807,535
Federal funds purchased and assets sold
under agreements to repurchase	-	-	1,271,657	-	1,271,657
Other short-term borrowings	-	8,169	66,800	(53,769)	21,200
Notes payable	740,812	148,988	822,028	-	1,711,828
Other liabilities	49,226	6,872	974,147	(18,216)	1,012,029
Liabilities from discontinued operations	-	-	5,064	-	5,064
Total liabilities	790,038	164,029	27,969,439	(94,193)	28,829,313
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,036	2	56,307	(56,309)	1,036
Surplus	4,187,931	4,269,208	5,931,161	(10,191,842)	4,196,458
Retained earnings (accumulated deficit)	262,244	(3,043,476)	(747,702)	3,782,651	253,717
Treasury stock, at cost	(4,116)	-	(1)	-	(4,117)
Accumulated other comprehensive
loss, net of tax	(229,872)	(4,064)	(229,016)	233,080	(229,872)
Total stockholders' equity	4,267,383	1,221,670	5,010,749	(6,232,420)	4,267,382
Total liabilities and stockholders' equity	$5,057,421	$1,385,699	$32,980,188	$(6,326,613)	$33,096,695

Schedule of Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2015
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$41,350	$-	$-	$(41,350)	$-
Loans	673	3	1,458,613	(583)	1,458,706
Money market investments	40	8	7,245	(50)	7,243
Investment securities	619	322	125,123	-	126,064
Trading account securities	-	-	11,001	-	11,001
Total interest and dividend income	42,682	333	1,601,982	(41,983)	1,603,014
Interest expense:
Deposits	-	-	107,583	(50)	107,533
Short-term borrowings	-	502	7,593	(583)	7,512
Long-term debt	52,470	10,779	15,737	-	78,986
Total interest expense	52,470	11,281	130,913	(633)	194,031
Net interest (expense) income	(9,788)	(10,948)	1,471,069	(41,350)	1,408,983
Provision for loan losses- non-covered loans	35	-	217,423	-	217,458
Provision for loan losses- covered loans	-	-	24,020	-	24,020
Net interest (expense) income
after provision for loan losses	(9,823)	(10,948)	1,229,626	(41,350)	1,167,505
Service charges on deposit accounts	-	-	160,108	-	160,108
Other service fees	-	-	238,566	(2,476)	236,090
Mortgage banking activities	-	-	81,802	-	81,802
Net loss and valuation adjustments on
investment securities	-	-	141	-	141
Other-than-temporary impairment losses on investment securities	-	-	(14,445)	-	(14,445)
Trading account loss	(187)	-	(4,536)	-	(4,723)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	542	-	542
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(18,628)	-	(18,628)
FDIC loss-share income	-	-	20,062	-	20,062
Other operating income	13,710	(244)	45,173	(47)	58,592
Total non-interest income	13,523	(244)	508,785	(2,523)	519,541
Operating expenses:
Personnel costs	49,112	-	428,407	-	477,519
Net occupancy expenses	3,591	-	83,297	-	86,888
Equipment expenses	2,240	-	57,870	-	60,110
Other taxes	(822)	-	40,619	-	39,797
Professional fees	11,384	504	297,392	(295)	308,985
Communications	519	-	24,627	-	25,146
Business promotion	1,868	-	50,208	-	52,076
FDIC deposit insurance	-	-	27,626	-	27,626
Other real estate owned (OREO) expenses	-	-	85,568	-	85,568
Other operating expenses	(69,185)	463	166,289	(2,492)	95,075
Amortization of intangibles	-	-	11,019	-	11,019
Restructuring costs	-	-	18,412	-	18,412
Total operating expenses	(1,293)	967	1,291,334	(2,787)	1,288,221
Income (loss) before income tax
and equity in earnings of subsidiaries	4,993	(12,159)	447,077	(41,086)	398,825
Income tax (benefit) expense	(186)	305	(495,394)	103	(495,172)
Income (loss) before equity in
earnings of subsidiaries	5,179	(12,464)	942,471	(41,189)	893,997
Equity in undistributed earnings of
subsidiaries	888,818	638,341	-	(1,527,159)	-
Income from continuing operations	893,997	625,877	942,471	(1,568,348)	893,997
Income from discontinued operations, net of tax	-	-	1,347	-	1,347
Equity in undistributed earnings of
discontinued operations	1,347	1,347	-	(2,694)	-
Net Income	$895,344	$627,224	$943,818	$(1,571,042)	$895,344
Comprehensive income, net of tax	$868,330	$623,433	$916,942	$(1,540,375)	$868,330

Condensed Consolidating Statement of Operations

	Year ended December 31, 2014
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest income:
Loans	$1,294	$-	$1,478,658	$(1,202)	$1,478,750
Money market investments	20	7	4,219	(22)	4,224
Investment securities	617	322	131,692	-	132,631
Trading account securities	-	-	17,938	-	17,938
Total interest income	1,931	329	1,632,507	(1,224)	1,633,543
Interest expense:
Deposits	-	-	105,095	(8)	105,087
Short-term borrowings	-	405	68,187	(1,216)	67,376
Long-term debt	492,657	10,826	12,525	-	516,008
Total interest expense	492,657	11,231	185,807	(1,224)	688,471
Net interest (expense) income	(490,726)	(10,902)	1,446,700	-	945,072
Provision (reversal) for loan losses-
non-covered loans	(200)	-	224,199	-	223,999
Provision for loan losses- covered loans	-	-	46,135	-	46,135
Net interest (expense) income
after provision for loan losses	(490,526)	(10,902)	1,176,366	-	674,938
Service charges on deposit accounts	-	-	158,637	-	158,637
Other service fees	-	-	228,006	(2,741)	225,265
Mortgage banking activities	-	-	30,615	-	30,615
Net loss and valuation adjustments on
investment securities	-	-	(870)	-	(870)
Trading account (loss) profit	(40)	-	4,398	-	4,358
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	40,591	-	40,591
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(40,629)	-	(40,629)
FDIC loss-share expense	-	-	(103,024)	-	(103,024)
Other operating income (loss)	12,291	(16)	59,306	(9)	71,572
Total non-interest income (loss)	12,251	(16)	377,030	(2,750)	386,515
Operating expenses:
Personnel costs	39,457	-	379,222	-	418,679
Net occupancy expenses	3,952	-	82,755	-	86,707
Equipment expenses	3,764	-	45,153	-	48,917
Other taxes	1,019	-	55,899	-	56,918
Professional fees	14,963	1,119	266,202	(229)	282,055
Communications	496	-	25,188	-	25,684
Business promotion	1,731	-	52,285	-	54,016
FDIC deposit insurance	-	-	40,307	-	40,307
Loss on early extinguishment of debt	-	-	532	-	532
Other real estate owned (OREO) expenses	6	-	49,605	-	49,611
Other operating expenses	(63,755)	435	161,216	(2,523)	95,373
Amortization of intangibles	-	-	8,160	-	8,160
Restructuring costs	-	-	26,725	-	26,725
Total operating expenses	1,633	1,554	1,193,249	(2,752)	1,193,684
(Loss) income before income tax
and equity in earnings of subsidiaries	(479,908)	(12,472)	360,147	2	(132,231)
Income tax expense	5,580	-	52,698	1	58,279
(Loss) income before equity in
earnings of subsidiaries	(485,488)	(12,472)	307,449	1	(190,510)
Equity in undistributed earnings of subsidiaries	294,978	32,484	-	(327,462)	-
(Loss) income from continuing operations	(190,510)	20,012	307,449	(327,461)	(190,510)
Loss from discontinued operations, net of tax	-	-	(122,980)	-	(122,980)
Equity in undistributed losses of
discontinued operations	(122,980)	(122,980)	-	245,960	-
Net (Loss) Income	$(313,490)	$(102,968)	$184,469	$(81,501)	$(313,490)
Comprehensive (loss) income, net of tax	$(354,617)	$(79,665)	144,355	$(64,690)	$(354,617)

Condensed Consolidating Statement of Operations

	Year ended December 31, 2013
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$37,000	$-	$-	$(37,000)	$-
Loans	4,543	-	1,478,526	(1,973)	1,481,096
Money market investments	127	5	3,462	(130)	3,464
Investment securities	13,123	322	139,427	(11,065)	141,807
Trading account securities	-	-	21,573	-	21,573
Total interest and dividend income	54,793	327	1,642,988	(50,168)	1,647,940
Interest Expense:
Deposits	-	-	124,862	(5)	124,857
Short-term borrowings	-	974	39,555	(2,099)	38,430
Long-term debt	101,245	24,249	25,650	(11,065)	140,079
Total interest expense	101,245	25,223	190,067	(13,169)	303,366
Net interest (expense) income	(46,452)	(24,896)	1,452,921	(36,999)	1,344,574
Provision for loan losses- non-covered loans	398	-	536,312	-	536,710
Provision for loan losses- covered loans	-	-	69,396	-	69,396
Net interest (expense) income
after provision for loan losses	(46,850)	(24,896)	847,213	(36,999)	738,468
Service charges on deposit accounts	-	-	162,870	-	162,870
Other service fees	-	-	232,148	(2,797)	229,351
Mortgage banking activities	-	-	71,657	-	71,657
Net gain and valuation adjustments on
investment securities	7,966	-	-	-	7,966
Trading account profit (loss)	161	-	(13,644)	-	(13,483)
Net loss on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	(52,708)	-	(52,708)
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(37,054)	-	(37,054)
FDIC loss-share expense	-	-	(82,051)	-	(82,051)
Other operating income	443,276	4,012	57,177	-	504,465
Total non-interest income	451,403	4,012	338,395	(2,797)	791,013
Operating expenses:
Personnel costs	31,086	-	397,611	-	428,697
Net occupancy expenses	3,685	2	82,964	-	86,651
Equipment expenses	4,084	-	41,944	-	46,028
Other taxes	413	-	57,615	-	58,028
Professional fees	13,099	72	265,181	(225)	278,127
Communications	421	-	24,964	-	25,385
Business promotion	1,838	-	57,615	-	59,453
FDIC deposit insurance	-	-	56,728	-	56,728
Loss on early extinguishment of debt	-	3,388	-	-	3,388
Other real estate owned (OREO) expenses	-	-	79,658	-	79,658
Other operating expenses	(53,926)	434	147,923	(2,555)	91,876
Amortization of intangibles	-	-	7,971	-	7,971
Total operating expenses	700	3,896	1,220,174	(2,780)	1,221,990
Income (loss) before income tax and
equity in earnings of subsidiaries	403,853	(24,780)	(34,566)	(37,016)	307,491
Income tax expense (benefit)	1,412	(1,710)	(250,887)	(142)	(251,327)
Income (loss) before equity in
earnings of subsidiaries	402,441	(23,070)	216,321	(36,874)	558,818
Equity in undistributed earnings
of subsidiaries	156,377	54,417	-	(210,794)	-
Income from continuing operations	$558,818	$31,347	$216,321	$(247,668)	$558,818
Income from discontinued operations, net of tax	-	-	40,509	-	40,509
Equity in undistributed earnings of
discontinued operations	40,509	40,509	-	(81,018)	-
Net income	599,327	71,856	256,830	(328,686)	599,327
Comprehensive income (loss), net of tax	$513,450	$(5,897)	$173,754	$(167,857)	$513,450

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31, 2015
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$895,344	$627,224	$943,818	$(1,571,042)	$895,344

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(890,165)	(639,688)	-	1,529,853	-
Provision for loan losses	35	-	241,443	-	241,478
Amortization of intangibles	-	-	11,019	-	11,019
Depreciation and amortization of premises and
equipment	761	-	46,713	-	47,474
Net accretion of discounts and amortization
of premiums and deferred fees	2	-	(73,498)	-	(73,496)
Other-than-temporary impairment on investment securities	-	-	14,445	-	14,445
Fair value adjustments on mortgage servicing rights	-	-	7,904	-	7,904
FDIC loss share income	-	-	(20,062)	-	(20,062)
Adjustments (expense) to indemnity reserves on
loans sold	-	-	18,628	-	18,628
Earnings from investments under the
equity method	(13,710)	244	(10,907)	-	(24,373)
Deferred income tax benefit	(186)	-	(519,045)	103	(519,128)
(Gain) loss on:
Disposition of premises and equipment	(2)	-	(3,627)	-	(3,629)
Sale and valuation adjustments of investment
securities	-	-	(141)	-	(141)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(35,013)	-	(35,013)
Sale of foreclosed assets, including write-downs	-	-	60,378	-	60,378
Acquisitions of loans held-for-sale	-	-	(401,991)	-	(401,991)
Proceeds from sale of loans held-for-sale	-	-	124,111	-	124,111
Net originations on loans held-for-sale	-	-	(792,821)	-	(792,821)
Net (increase) decrease in:
Trading securities	(380)	-	1,084,063	-	1,083,683
Accrued income receivable	(10)	(3)	5,395	10	5,392
Other assets	8,032	342	92,032	(273)	100,133
Net (decrease) increase in:
Interest payable	-	(26)	564	(10)	528
Pension and other postretirement benefits
obligations	-	-	3,252	-	3,252
Other liabilities	(5,622)	(187)	(67,180)	9	(72,980)
Total adjustments	(901,245)	(639,318)	(214,338)	1,529,692	(225,209)
Net cash (used in) provided by operating activities	(5,901)	(12,094)	729,480	(41,350)	670,135

Cash flows from investing activities:
Net increase in money market investments	(242,457)	(23,574)	(376,248)	284,573	(357,706)
Purchases of investment securities:
Available-for-sale	-	-	(2,014,315)	-	(2,014,315)
Held-to-maturity	-	-	(750)	-	(750)
Other	-	-	(40,847)	-	(40,847)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,362,712	-	1,362,712
Held-to-maturity	-	-	4,856	-	4,856
Other	-	-	46,341	-	46,341
Proceeds from sale of investment securities:
Available for sale	-	-	96,760	-	96,760
Other	-	-	14,950	-	14,950
Net repayments on loans	53,793	350	431,302	(53,769)	431,676
Proceeds from sale of loans	-	-	30,160	-	30,160
Acquisition of loan portfolios	-	(350)	(338,097)	-	(338,447)
Acquisition of trademark	-	-	(50)	-	(50)
Net payments from FDIC under loss-sharing
agreements	-	-	247,976	-	247,976
Net cash received and acquired from business combination	-	-	731,279	-	731,279
Acquisition of servicing assets	-	-	(61,304)	-	(61,304)
Cash paid related to business acquisitions	-	-	(17,250)	-	(17,250)
Return of capital from equity method investments	11,500	1,829	-	-	13,329
Return of capital from wholly-owned subsidiaries	203,000	200,000	-	(403,000)	-
Mortgage servicing rights purchased	-	-	(2,400)	-	(2,400)
Acquisition of premises and equipment	(1,079)	-	(61,577)	-	(62,656)
Proceeds from sale of:
Premises and equipment	9	-	12,871	-	12,880
Foreclosed assets	-	-	141,145	-	141,145
Net cash provided by investing activities	24,766	178,255	207,514	(172,196)	238,339

Cash flows from financing activities:
Net (decrease) increase in:
Deposits	-	-	495,904	(288,566)	207,338
Federal funds purchased and assets sold
under agreements to repurchase	-	-	(509,512)	-	(509,512)
Other short-term borrowings	-	-	(201,984)	53,769	(148,215)
Payments of notes payable	-	(8,169)	(729,720)	-	(737,889)
Proceeds from issuance of notes payable	-	-	277,398	-	277,398
Proceeds from issuance of common stock	6,226	-	-	-	6,226
Dividends paid to parent company	-	-	(41,350)	41,350	-
Dividends paid	(19,257)	-	-	-	(19,257)
Net payments for repurchase of common stock	(1,984)	-	-	-	(1,984)
Return of capital to parent company	-	(158,000)	(245,000)	403,000	-
Net cash (used in) provided by financing activities	(15,015)	(166,169)	(954,264)	209,553	(925,895)
Net increase (decrease) in cash and due from banks	3,850	(8)	(17,270)	(3,993)	(17,421)
Cash and due from banks at beginning of period	20,448	608	380,890	(20,851)	381,095
Cash and due from banks at end of period	$24,298	$600	$363,620	$(24,844)	$363,674
The Condensed Consolidating Statements of Cash Flows include the cash flows from operating, investing and financing activities associated with discontinued operations.

	Year ended December 31, 2014
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net (loss) income	$(313,490)	$(102,968)	$184,469	$(81,501)	$(313,490)

Adjustments to reconcile net (loss) income to net
cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(171,998)	90,496	-	81,502	-
Provision (reversal) for loan losses	(200)	-	263,569	-	263,369
Goodwill impairment losses	-	-	186,511	-	186,511
Amortization of intangibles	-	-	9,434	-	9,434
Depreciation and amortization of premises and
equipment	648	-	46,489	-	47,137
Net accretion of discounts and amortization
of premiums and deferred fees	404,461	-	(125,885)	-	278,576
Fair value adjustments on mortgage servicing rights	-	-	24,683	-	24,683
FDIC loss-share expense	-	-	103,024	-	103,024
Adjustments (expense) to indemnity reserves on
loans sold	-	-	40,629	-	40,629
Earnings from investments under the
equity method	(12,291)	16	(27,303)	-	(39,578)
Deferred income tax expense	8,203	-	35,308	1	43,512
Loss (gain) on:
Disposition of premises and equipment	1	-	(1,717)	-	(1,716)
Sale and valuation adjustments of investment
securities	-	-	870	-	870
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(88,724)	-	(88,724)
Sale of foreclosed assets, including write-downs	-	-	28,005	-	28,005
Disposal of discontinued business	-	-	(38,355)	-	(38,355)
Acquisitions of loans held-for-sale	-	-	(308,600)	-	(308,600)
Proceeds from sale of loans held-for-sale	-	-	123,375	-	123,375
Net originations on loans held-for-sale	-	-	(753,312)	-	(753,312)
Net (increase) decrease in:
Trading securities	(288)	-	1,105,662	-	1,105,374
Accrued income receivable	(12)	2	9,712	17	9,719
Other assets	4,099	(7,124)	158,585	(23,060)	132,500
Net increase (decrease) in:
Interest payable	7,066	20	(7,776)	(17)	(707)
Pension and other postretirement benefits
obligations	-	-	(10,171)	-	(10,171)
Other liabilities	(180)	(32,391)	40,449	23,059	30,937
Total adjustments	239,509	51,019	814,462	81,502	1,186,492
Net cash (used in) provided by operating activities	(73,981)	(51,949)	998,931	1	873,002

Cash flows from investing activities:
Net (increase) decrease in money market investments	(1,026)	4,447	(963,907)	(3,447)	(963,933)
Purchases of investment securities:
Available-for-sale	-	-	(2,001,940)	-	(2,001,940)
Held-to-maturity	-	-	(1,000)	-	(1,000)
Other	-	-	(110,010)	-	(110,010)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,722,650	-	1,722,650
Held-to-maturity	-	-	39,962	-	39,962
Other	1,000	-	91,752	-	92,752
Proceeds from sale of investment securities:
Available for sale	-	-	310,210	-	310,210
Other	-	-	37,104	-	37,104
Net repayments on loans	465,452	-	776,179	(465,731)	775,900
Proceeds from sale of loans	-	-	355,145	-	355,145
Acquisition of loan portfolios	-	-	(389,067)	-	(389,067)
Net payments from FDIC under loss-sharing
agreements	-	-	256,498	-	256,498
Cash paid related to business acquisitions	-	-	(6,330)	-	(6,330)
Capital contribution to subsidiary	(100,000)	-	-	100,000	-
Return of capital from wholly-owned subsidiaries	210,000	250,000	-	(460,000)	-
Net cash disbursed from disposal of discontinued business	-	-	(205,895)	-	(205,895)
Acquisition of premises and equipment	(1,075)	-	(49,971)	-	(51,046)
Proceeds from sale of:
Premises and equipment	48	-	14,289	-	14,337
Foreclosed assets	-	-	150,115	-	150,115
Net cash provided by investing activities	574,399	254,447	25,784	(829,178)	25,452

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	115,453	(6,438)	109,015
Federal funds purchased and assets sold
under agreements to repurchase	-	-	(387,635)	-	(387,635)
Other short-term borrowings	-	8,169	(853,900)	465,731	(380,000)
Payments of notes payable	(936,000)	(675)	(122,615)	-	(1,059,290)
Proceeds from issuance of notes payable	450,000	-	331,905	-	781,905
Proceeds from issuance of common stock	5,394	-	-	-	5,394
Dividends paid	(3,723)	-	-	-	(3,723)
Repurchase of TARP-related warrants	(3,000)	-	-	-	(3,000)
Net payments for repurchase of common stock	(3,236)	-	-	-	(3,236)
Return of capital to parent company	-	(210,000)	(250,000)	460,000	-
Capital contribution from parent	-	-	100,000	(100,000)	-
Net cash used in financing activities	(490,565)	(202,506)	(1,066,792)	819,293	(940,570)
Net increase (decrease) in cash and due from banks	9,853	(8)	(42,077)	(9,884)	(42,116)
Cash and due from banks at beginning of period	10,595	616	422,967	(10,967)	423,211
Cash and due from banks at end of period	$20,448	$608	$380,890	$(20,851)	$381,095
The Condensed Consolidating Statements of Cash Flows include the cash flows from operating, investing and financing activities associated with discontinued operations.

Maturity Distribution Of Debt Securities [Text Block]
	Fed funds purchased
	and assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total
Year
2016	$762,145	$1,200	$253,534	$1,016,879
2017	-	-	85,644	85,644
2018	-	-	139,305	139,305
2019	-	-	539,945	539,945
2020	-	-	92,603	92,603
Later years	-	-	559,278	559,278
Total borrowings	$762,145	$1,200	$1,670,309	$2,433,654

Popular, Inc. Holding Co.
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Statements of Condition
	December 31,
(In thousands)	2015	2014
ASSETS
Cash and due from banks (includes $24,124 due from bank subsidiary (2014 - $20,269))	$24,298	$20,448
Money market investments	262,204	19,747
Trading account securities	2,020	1,640
Investment securities available-for-sale, at fair value	216	231
Other investment securities, at lower of cost or realizable value (includes $8,725 in common
securities from statutory trusts (2014 - $8,725))[1]	9,850	9,850
Investment in BPPR and subsidiaries, at equity	3,598,393	3,389,529
Investment in Popular North America and subsidiaries, at equity	1,687,104	1,221,670
Investment in other non-bank subsidiaries, at equity	253,828	267,667
Advances to subsidiaries	-	53,769
Other loans	1,176	1,717
Less - Allowance for loan losses	3	41
Premises and equipment	2,823	2,512
Investment in equity method investees	45,262	47,837
Other assets (includes $1,667 due from subsidiaries and affiliate (2014 - $867))	18,113	20,845
Total assets	$5,905,284	$5,057,421

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$740,812	$740,812
Other liabilities (includes $1,133 due to subsidiaries and affiliate (2014 - $4,583))	59,148	49,226
Stockholders’ equity	5,105,324	4,267,383
Total liabilities and stockholders’ equity	$5,905,284	$5,057,421
[1] Refer to Note 25 to the consolidated financial statements for information on the statutory trusts.

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2015	2014	2013
Income:
Dividends from subsidiaries	$41,350	$-	$37,000
Interest income (includes $1,188 due from subsidiaries and affiliates (2014 - $1,829;
2013 - $17,551))	1,332	1,931	17,793
Earnings from investments in equity method investees	13,710	12,291	17,308
Other operating income	-	-	425,968
Gain on sale and valuation adjustment of investment securities	-	-	7,966
Trading account (loss) profit	(187)	(40)	161
Total income	56,205	14,182	506,196
Expenses:
Interest expense	52,470	492,657	101,245
Provision (reversal of provision) for loan losses	35	(200)	398
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $7,309 (2014 - $6,882 ; 2013 - $8,412)), net of reimbursement by subsidiaries for
services provided by parent of $74,799 (2014 - $67,021 ; 2013 - $60,402)	(1,293)	1,633	700
Total expenses	51,212	494,090	102,343
Income (loss) before income taxes and equity in undistributed
earnings of subsidiaries	4,993	(479,908)	403,853
Income tax (benefit) expense	(186)	5,580	1,412
Income (loss) before equity in undistributed earnings of subsidiaries	5,179	(485,488)	402,441
Equity in undistributed earnings of subsidiaries	888,818	294,978	156,377
Income (loss) from continuing operations	893,997	(190,510)	558,818
Equity in undistributed earnings (losses) of discontinued operations	1,347	(122,980)	40,509
Net income (loss)	$895,344	$(313,490)	$599,327
Comprehensive income (loss), net of tax	$868,330	$(354,617)	$513,450

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2015	2014	2013
Cash flows from operating activities:
Net income (loss)	$895,344	$(313,490)	$599,327
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed earnings of subsidiaries
and dividends from subsidiaries	(890,165)	(171,998)	(196,886)
Provision (reversal) for loan losses	35	(200)	398
Net accretion of discounts and amortization of premiums and deferred fees	2	404,461	30,467
Earnings from investments under the equity method	(13,710)	(12,291)	(17,308)
Deferred income tax (benefit) expense	(186)	8,203	(10,937)
(Gain) loss on:
Sale and valuation adjustments of investment securities	-	-	(2,110)
Sale of stock in equity method investee	-	-	(416,113)
Net (increase) decrease in:
Trading securities	(380)	(288)	(94)
Other assets	8,781	4,736	7,747
Net increase (decrease) in:
Interest payable	-	7,066	2,704
Other liabilities	(5,622)	(180)	(5,507)
Total adjustments	(901,245)	239,509	(607,639)
Net cash used in operating activities	(5,901)	(73,981)	(8,312)
Cash flows from investing activities:
Net increase in money market investments	(242,457)	(1,026)	(147)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	-	35,000
Other	-	1,000	-
Proceeds from sale of investment securities:
Available-for-sale	-	-	5,438
Capital contribution to subsidiaries	-	(100,000)	(272,500)
Net decrease (increase) in advances to subsidiaries and affiliates	53,769	465,731	(234,014)
Net (originations) repayments on other loans	24	(279)	269
Return of capital from equity method investments	11,500	-	-
Return of capital from wholly owned subsidiaries	203,000	210,000	-
Proceeds from sale of stock in equity method investee	-	-	481,377
Acquisition of premises and equipment	(1,079)	(1,075)	(352)
Proceeds from sale of:
Premises and equipment	9	48	33
Net cash provided by investing activities	24,766	574,399	15,104
Cash flows from financing activities:
Payments of notes payable and subordinated notes	-	(936,000)	-
Proceeds from issuance of notes payable	-	450,000	-
Proceeds from issuance of common stock	6,226	5,394	6,860
Dividends paid	(19,257)	(3,723)	(3,723)
Repurchase of TARP-related warrants	-	(3,000)	-
Net payments for repurchase of common stock	(1,984)	(3,236)	(437)
Net cash (used in) provided by financing activities	(15,015)	(490,565)	2,700
Net increase in cash and due from banks	3,850	9,853	9,492
Cash and due from banks at beginning of period	20,448	10,595	1,103
Cash and due from banks at end of period	$24,298	$20,448	$10,595

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2016	$-
2017	-
2018	-
2019	450,000
2020	-
Later years	290,812
No stated maturity	-
Total	$740,812